PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2016	2015
Cost:
Computers, software and related equipment	$1,198	$921
Laboratory equipment and office furniture	5,691	4,867
Leasehold improvements	2,477	2,387

	9,366	8,175
Accumulated depreciation:
Computers, software and related equipment	690	428
Laboratory equipment and office furniture	2,399	1,600
Leasehold improvements	312	119

	3,401	2,147

Depreciated cost	$5,965	$6,028